Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies (Textual) [Abstract]
Rental expense		$ 24.0	$ 23.4	$ 24.1
Loss on accrued liability		0.9
Payments for Legal Settlements	$ 1.0
Related Party [Member]
Commitments and Contingencies (Textual) [Abstract]
Rental expense		$ 0.5	$ 0.5	$ 0.9